SUBSEQUENT EVENT (Details) (Subsequent Event [Member], Litle & Company, LLC [Member], USD $) In Millions, unless otherwise specified	Oct. 26, 2012
Subsequent Event [Member] | Litle & Company, LLC [Member]
Subsequent Event [Line Items]
Cash paid for acquired entity	$ 361